Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events
Subsequent Events

20. Subsequent Events

In January 2014, the Group entered into an equity transfer agreement with two individual shareholders of Beijing Lotta Times Advertising Co., Ltd (‘‘Beijing Lotta’’), a subsidiary of Beijing Leju, to purchase the remaining 40% shares of Beijing Lotta that it didn’t already own with a total consideration of $16,401,800 (RMB100,000,000). After the acquisition, Beijing Lotta becomes a wholly-owned subsidiary of the Group. As the Group retains the controlling interest in Beijing Lotta before and after the acquisition, the acquisition is accounted for as an equity transaction. Therefore, no gain or loss will be recognized in consolidated statement of operations.

In March 2014, the advertising agency agreement and license agreements originally signed between the group and SINA in August 2009 were extended an additional five years to March 2024 for no additional consideration. All other terms of the agreements remain the same.

In March, 2014, the Company’s board of directors approved the Company’s payment of a cash dividend of $0.20 per ordinary share ($0.20 per ADS) directly from the additional paid-in capital account, which will be payable on or about May 30, 2014 to shareholders of record as of the close of business on May 2, 2014. Dividends to be paid to the Company’s ADS holders through the deposit bank will be subject to the terms of the deposit agreement, including the fees and expenses payable thereunder.

In March 2014, the Company entered into a share purchase and subscription agreement with Leju and Tencent, pursuant to which Tencent acquired from E-House 19,201,800 of Leju’s ordinary shares, or 15% of its total outstanding shares on a fully diluted basis, including all options and restricted shares and any other rights to acquire Leju’s shares that were granted and outstanding at the time for $180 million in cash. On April 17, 2014, Leju listed its American depositary shares, each representing one ordinary share of Leju (the “Leju ADSs”), on the NYSE in connection with an initial public offering. Leju issued a total of 10,000,000 ordinary shares of Leju, represented by 10,000,000 Leju ADSs, at $10.00 per Leju ADS in connection with its initial public offering, and an additional 2,029,420 Leju ordinary shares to Tencent in a private placement concurrent with Leju’s initial public offering at $10.00 per Leju share. Following these transactions, E-House remained the majority shareholder of Leju, holding 76.3% of Leju’s total outstanding shares, and Tencent became Leju’s second largest shareholder holding 16.1% of Leju’s total outstanding shares, in each case as of April 22, 2014.